THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM
        13F FILED ON MAY 13, 1999 PURSUANT TO A REQUEST FOR
        CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON NOVEMBER 15, 1999.


                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C.  20549

                                  FORM 13F

                             FORM 13F COVER PAGE

   Report for the Calendar Year or Quarter Ended: March 31, 1999

   Check here if Amendment [ X ]; Amendment Number:  1
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [ X ] adds new holdings entries.

   Institutional Investment Manager Filing this Report:

   Name:     Global Capital Management, Inc.
   Address:  601 Carlson Parkway, Suite 200
             Minnetonka, Minnesota  55305

   Form 13F File Number:  28-7050

   The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

   Person Signing this Report on Behalf of Reporting Manager:

   Name:     John D. Brandenborg
   Title:    President
   Phone:    (612) 476-7200

   Signature, Place, and Date of Signing:


    /s/ John D. Brandenborg   Minnetonka, Minnesota   November 15, 1999
   ------------------------

   Report Type (Check only one.):

   [ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

   [   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)





   [   ]     13F COMBINATION REPORT.  (Check here if a portion of the
             holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





                            FORM 13F SUMMARY PAGE


   Report Summary:

   Number of Other Included Managers:                    1

   Form 13F Information Table Entry Total:              13

   Form 13F Information Table Value Total:         $28,402
                                               (thousands)


   List of Other Included Managers:

   Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        No.            Form 13F File Number     Name

        1              28-7048                  EBF & Associates, L.P.





                                                    FORM 13F INFORMATION TABLE

            COLUMN 1           COLUMN 2      COLUMN 3    COLUMN 4     COLUMN 5      COLUMN 6      COLUMN 7      COLUMN 8
           ----------         ----------     --------     -------      -------     ----------      ------       --------
                                                                                                                 VOTING
                                                                                                               AUTHORITY
                            TITLE OF                     VALUE       SHRS/ SH/ PUT/  INVESTMENT     OTHER     (SOLE/SHARED/
       NAME OF ISSUER        CLASS           CUSIP      (x$1000)   PRN AMT PRN CALL  DISCRETION    MANAGERS       NONE)
       --------------     -----------      ---------   ----------  ----------------  ----------    --------   ------------

       GRUPO IUSACELL SA     ADR REP SHS    40049W207      3765       481900 SH      DEFINED          1        481900 SOLE
       DE CV

       COMVERSE              SUBDB CV 4.5   205862AG0      2177        1500000       DEFINED          1       1500000 SOLE
       TECHNOLOGY                                                        PRN

       FAMILY GOLF CTRS     SB NT CV 5.75   30701AAC0       600        1000000       DEFINED          1       1000000 SOLE
       INC                                                               PRN

       GENZYME CORP         SB NT CV 5.25   372917AF1      1458        1000000       DEFINED          1        100000 SOLE
                                                                         PRN

       GST                   SSBDISC144AC   361942AA3       830      713000 PRN      DEFINED          1        713000 SOLE
       TELECOMMUNICATION

       HUTCHINSON            SB NT CV 6%    448407AC0      1070        1000000       DEFINED          1       1000000 SOLE
       TECHNOLOGY                                                        PRN

       MBL INTL FIN          GTD NT EXCH    55262XAA2      5241        4700000       DEFINED          1       4700000 SOLE
       BERMUDA TR                                                        PRN

       NETWORKS ASSOCS       SB DB CV ZER   640938AB2       351        1000000       DEFINED          1       1000000 SOLE
       INC                                                               PRN

       SBC COMMUNICATIONS   DECS 7.75%200   78387G202      1197       21000 PRN      DEFINED          1        21000 SOLE
       INC

       SEALED AIR CORP       PFD CV A $2    81211K209      1659       33430 PRN      DEFINED          1        33430 SOLE
       NEW

       SPORTS AUTH INC      SB NT CV 5.25   849176AC6      1103        1500000       DEFINED          1       1500000 SOLE
                                                                         PRN

       STMICROELECTRONICS    SU LYON ZER    861012AA0      8020        8000000       DEFINED          1       8000000 SOLE
       N V                                                               PRN

       VORNADO RLTY TR       PFD CONV SER   929042208       931       19000 PRN      DEFINED          1        19000 SOLE



       COLUMN TOTALS             13 DATA RECORDS           28402        1 OTHER MANAGER ON WHOSE BEHALF REPORT IS FILED

